Supplemental Cash flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
(Increase) decrease in current assets
Accounts receivable	$ (3,254)	$ 8,093
Prepaids and other	(3,044)	1,159
Product inventory	5,789	(3,242)
Increase (decrease) in current liabilities
Increase (decrease) in accounts payable and accrued liabilities	4,367	1,286
Change in non-cash working capital	3,858	7,296
Accounts receivable	(3,254)	8,093
Prepaids and other	(3,044)	1,159
Product inventory	5,789	(3,242)
Investing Activities
Accounts payable and accrued liabilities	(1,587)	5,556
Changes in non-cash working capital, net of effect of corporate disposals	$ (1,587)	$ 5,556